UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 39th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John T. Lykouretzos
Title:    Managing Member
Phone:    (646) 428-0900

Signature, Place and Date of Signing:


/s/John T. Lykouretzos        New York, New York              February 9, 2007
----------------------        ------------------            --------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total: $830,003
                                       (thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  13F file Number          Name
---  ---------------          ----

1)   028-11651                Hoplite Partners, L.P.
2)   028-11652                Hoplite Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                            VALUE    SHRS OR   SH/ PUT/   INVEST     OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X1000)   PRN AMT   PRN CALL   DISCTN   MANAGERS   SOLE   SHARED   NONE
ADVANCE AUTO PARTS INC              COM         00751Y106   53,109   1,493,500 SH         SHARED     1,2           1,493,500
ALTRIA GROUP INC                    COM         02209S103   42,653     497,000 SH         SHARED     1,2             497,000
BARE ESCENTUALS INC                 COM         067511105    5,434     174,900 SH         SHARED     1,2             174,900
BERKSHIRE HATHAWAY INC DEL          CL A        084670108   19,138         174 SH         SHARED     1,2                 174
BRISTOW GROUP INC                   COM         110394103   10,322     286,000 SH         SHARED     1,2             286,000
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104   30,199     626,800 SH         SHARED     1,2             626,800
CAMECO CORP                         COM         13321L108   10,517     260,000 SH         SHARED     1,2             260,000
CANADIAN NAT RES LTD                COM         136385101    6,404     120,300 SH         SHARED     1,2             120,300
CIRCUIT CITY STORE INC              COM         172737108    9,384     494,400 SH         SHARED     1,2             494,400
COMPTON PETE CORP                   COM         204940100   46,216   5,067,500 SH         SHARED     1,2           5,067,500
DST SYS INC DEL                     COM         233326107   53,620     856,144 SH         SHARED     1,2             856,144
DOMINOS PIZZA INC                   COM         25754A201   25,441     908,600 SH         SHARED     1,2             908,600
DOWNEY FINL CORP                    COM         261018105   23,719     326,800 SH         SHARED     1,2             326,800
FEDERATED DEPT STORES INC DE        COM         31410H101   21,536     564,800 SH         SHARED     1,2             564,800
FIDELITY NATL INFORMATION SV        COM         31620M106   56,937   1,420,226 SH         SHARED     1,2           1,420,226
FIDELITY NATIONAL FINANCIAL         CL A        31620R105   12,067     505,320 SH         SHARED     1,2             505,320
FREMONT GEN CORP                    COM         357288109    5,904     364,200 SH         SHARED     1,2             364,200
GATEHOUSE MEDIA INC                 COM         367348109    7,146     385,000 SH         SHARED     1,2             385,000
GUITAR CTR MGMT INC                 COM         402040109    7,156     157,410 SH         SHARED     1,2             157,410
JETBLUE AWYS CORP                   COM         477143101   13,619     959,073 SH         SHARED     1,2             959,073
LANDAMERICA FINL GROUP INC          COM         514936103   25,433     403,000 SH         SHARED     1,2             403,000
LEVEL 3 COMMUNICATIONS INC          COM         52729N100   13,441   2,400,200 SH         SHARED     1,2           2,400,200
MASTERCARD INC                      CL A        57636Q104   78,410     796,122 SH         SHARED     1,2             796,122
NYMEX HOLDINGS INC                  COM         62948N104   27,642     222,900 SH         SHARED     1,2             222,900
NEW CENTURY FINANCIAL CORP M        COM         6435EV108   11,041     349,500 SH  PUT    SHARED     1,2             349,500
NIKE INC                            CL B        654106103   29,709     300,000 SH         SHARED     1,2             300,000
PHH CORP                          COM NEW       693320202   16,037     555,500 SH         SHARED     1,2             555,500
PILGRIMS PRIDE CORP                 COM         721467108   18,585     631,500 SH         SHARED     1,2             631,500
QWEST COMMUNICATIONS INTL IN        COM         749121109   22,599   2,700,000 SH         SHARED     1,2           2,700,000
TESCO CORP                          COM         88157K101   34,912   1,975,800 SH         SHARED     1,2           1,975,800
TIME WARNER TELECOM INC             CL A        887319101   21,008   1,054,100 SH         SHARED     1,2           1,054,100
WELLPOINT INC                       COM         94973V107   47,214     600,000 SH         SHARED     1,2             600,000
VISTAPRINT LIMITED                  SHS         G93762204   23,452     708,300 SH         SHARED     1,2             708,300

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